Acquisitions and Disposals - Summary of Disposal of Associates (Detail) - Investment associates and joint ventures [member] - 2017 disposals [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash consideration	£ 198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)
Profit on disposal	£ 94